Document and Entity Information	May 17, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	URSTADT BIDDLE PROPERTIES INC
Amendment Flag	false
Entity Central Index Key	0001029800
Document Type	8-K
Document Period End Date	May 17, 2023
Entity File Number	001-12803
Entity Incorporation State Country Code	MD
Entity Tax Identification Number	04-2458042
Entity Address, Address Line One	321 RAILROAD AVENUE
Entity Address, City or Town	GREENWICH
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	(203)
Local Phone Number	863-8200
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock Par Value .01 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	UBP
Security Exchange Name	NYSE
Class A Common Stock Par Value .01 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $.01 per share
Trading Symbol	UBA
Security Exchange Name	NYSE
Six 25 Series H Cumulative Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.25% Series H Cumulative Preferred Stock
Trading Symbol	UBPPRH
Security Exchange Name	NYSE
Five 875 Series K Cumulative Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.875% Series K Cumulative Preferred Stock
Trading Symbol	UBPPRK
Security Exchange Name	NYSE
Common Stock Rights To Purchase Preferred Shares [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock Rights to Purchase Preferred Shares
Security Exchange Name	NYSE
Class A Common Stock Rights To Purchase Preferred Shares [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock Rights to Purchase Preferred Shares
Security Exchange Name	NYSE